Income taxes - Summary of Balances of Deferred Taxes (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Deferred tax liabilities
Offsetting tax	$ 18,904	$ 23,211
Net deferred tax liabilities	(59,217)	(37,476)
Deferred tax assets
Offsetting tax	(18,904)	(23,211)
Net deferred tax assets	19,873	20,749
Total deferred taxes	(39,344)	(16,727)
Deferred tax liabilities
Offsetting tax	4,307	(4,492)	$ (16,750)
Deferred tax liabilities	21,741	1,107	19,798
Deferred tax assets
Offsetting tax	(4,307)	4,492	16,750
Deferred tax assets	876	9,399	595
Origination and reversal of temporary differences	22,617	10,506	20,393
Maintenance deposits
Deferred tax liabilities
Deferred tax liabilities	0	0
Deferred tax liabilities
Deferred tax expense (income) recognised in profit or loss	0	(5,972)	(5,973)
Deferred tax assets
Deferred tax expense (income) recognised in profit or loss	0	(5,972)	(5,973)
Prepaid dividend tax
Deferred tax liabilities
Deferred tax liabilities	(59,217)	(36,992)
Deferred tax liabilities
Deferred tax expense (income) recognised in profit or loss	22,225	6,008	25,183
Deferred tax assets
Deferred tax expense (income) recognised in profit or loss	22,225	6,008	25,183
Property and equipment
Deferred tax liabilities
Deferred tax liabilities	0	(300)
Deferred tax liabilities
Deferred tax expense (income) recognised in profit or loss	(300)	689	555
Deferred tax assets
Deferred tax expense (income) recognised in profit or loss	(300)	689	555
Right of use assets
Deferred tax liabilities
Deferred tax liabilities	(17,772)	(18,900)
Deferred tax liabilities
Deferred tax expense (income) recognised in profit or loss	(1,128)	1,764	17,136
Deferred tax assets
Deferred tax expense (income) recognised in profit or loss	(1,128)	1,764	17,136
Other
Deferred tax liabilities
Deferred tax liabilities	(1,132)	(4,495)
Deferred tax liabilities
Deferred tax expense (income) recognised in profit or loss	(3,363)	3,110	(353)
Deferred tax assets
Deferred tax expense (income) recognised in profit or loss	(3,363)	3,110	(353)
Provision for return conditions
Deferred tax assets
Deferred tax assets	12,921	11,140
Deferred tax liabilities
Deferred tax expense (income) recognised in profit or loss	(1,781)	381	(1,714)
Deferred tax assets
Deferred tax expense (income) recognised in profit or loss	(1,781)	381	(1,714)
Air traffic liability
Deferred tax assets
Deferred tax assets	1,197	1,046
Deferred tax liabilities
Deferred tax expense (income) recognised in profit or loss	(151)	1,043	597
Deferred tax assets
Deferred tax expense (income) recognised in profit or loss	(151)	1,043	597
Lease Liability
Deferred tax assets
Deferred tax assets	20,826	21,486
Deferred tax liabilities
Deferred tax expense (income) recognised in profit or loss	660	(2,515)	(18,971)
Deferred tax assets
Deferred tax expense (income) recognised in profit or loss	660	(2,515)	(18,971)
Other provisions
Deferred tax assets
Deferred tax assets	3,833	5,334
Deferred tax liabilities
Deferred tax expense (income) recognised in profit or loss	1,501	(1,485)	(1,903)
Deferred tax assets
Deferred tax expense (income) recognised in profit or loss	1,501	(1,485)	(1,903)
Tax loss
Deferred tax assets
Deferred tax assets	0	4,954
Deferred tax liabilities
Deferred tax expense (income) recognised in profit or loss	4,954	7,483	5,836
Deferred tax assets
Deferred tax expense (income) recognised in profit or loss	$ 4,954	$ 7,483	$ 5,836